AQR International Momentum Style Fund Fees and Expenses - AQR International Momentum Style Fund	Sep. 30, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expenses Restated to Reflect Current [Text]	Other Expenses have been restated to reflect the exclusion of certain non-recurring expenses that occurred during the fiscal year ended September 30, 2025.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through January 28, 2027, as discussed in Footnote No. 3 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.
Portfolio Turnover, Rate	86.00%